Debt (Tables)	3 Months Ended
Mar. 31, 2014
Debt Disclosure [Abstract]
Debt

Debt consists of (in millions):

	March 31,	December 31,
	2014	2013
Senior Notes, interest at 6.125% payable semiannually, principal due on August 15, 2015	$151	$151
Senior Notes, interest at 1.35% payable semiannually, principal due on December 1, 2017	500	500
Senior Notes, interest at 2.6% payable semiannually, principal due on December 1, 2022	1,396	1,396
Senior Notes, interest at 3.95% payable semiannually, principal due on December 1, 2042	1,096	1,096
Other	6	7

Total debt	3,149	3,150
Less current portion	—	1

Long-term debt	$3,149	$3,149